Allowance for Doubtful Accounts (Tables)	12 Months Ended
Sep. 30, 2014
Allowance for Doubtful Accounts [Abstract]
Allowance for Doubtful Accounts

	Year Ended September 30,
	2014	2013	2012
Balance, beginning of year	$0.3	$0.3	$—
Provision charged to expense	0.3	—	—
Write-offs, less recoveries	(0.2)	—	—
Impact of acquisitions	1.0	—	—
Transfers from Ralcorp Receivables Corporation, net	—	—	0.3
Balance, end of year	$1.4	$0.3	$0.3